9. PROPERTY, PLANT AND EQUIPMENT (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress		R$ 2,475,935	R$ 2,260,864
Logistics
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress		106,956	103,284
Logistics | Current investments to maintain current operations at their full capacity
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress		106,956	103,284
Mining
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress		1,435,332	1,203,761
Mining | Current investments to maintain current operations at their full capacity
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress		R$ 408,522	261,056
Mining | Expansion of Casa de Pedra Mine capacity production
Disclosure of detailed information about property, plant and equipment [line items]
Start date	[1]	2007
Completion date	[1]	2020
Construction in progress	[1]	R$ 750,999	689,160
Mining | Expansion of TECAR export capacity
Disclosure of detailed information about property, plant and equipment [line items]
Start date	[2]	2009
Completion date	[2]	2022
Construction in progress	[2]	R$ 275,811	253,545
Steel
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress		327,512	399,227
Steel | Current investments to maintain current operations at their full capacity
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	[3]	R$ 228,029	307,448
Steel | Supply of 16 torpedo's cars for operation in the steel industry
Disclosure of detailed information about property, plant and equipment [line items]
Start date		2008
Completion date		2019
Construction in progress		R$ 99,483	91,779
Cement
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress		606,135	554,592
Cement | Current investments to maintain current operations at their full capacity
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	[4]	R$ 51,270	24,961
Cement | Construction of cement plants
Disclosure of detailed information about property, plant and equipment [line items]
Start date	[4]	2011
Completion date	[4]	2020
Construction in progress		R$ 554,865	R$ 529,631

[1]	Estimated completion date of the Central Plant Step 1
[2]	Estimated completion date of phase 60 Mtpa
[3]	Refers substantially to the reforming of batteries for coke ovens and reuse of the carbochemical cooling waters
[4]	Refers substantially to the acquisition of new Integrated Cement Plants